Schedule of Investments (unaudited) August 31, 2020	BlackRock International Dividend Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 4.7%
Ansell Ltd.	166,159	$4,709,778
Sonic Healthcare Ltd.	214,314	5,054,558

		9,764,336

Canada — 8.9%
Rogers Communications, Inc., Class B	159,997	6,655,758
TELUS Corp.	637,507	11,739,884

		18,395,642

Denmark — 3.7%
Novo Nordisk A/S, Class B	114,460	7,567,339

Finland — 2.9%
Kone Oyj, Class B	70,650	6,059,549

France — 8.6%
Sanofi	113,359	11,481,951
Schneider Electric SE	49,439	6,114,172

		17,596,123

Germany — 3.4%
Deutsche Post AG, Registered Shares	154,532	7,044,190

India — 1.2%
Jasper Infotech Private Ltd. (Acquired 05/07/14, cost $7,423,816)(a)(b)(c)	9,970	2,519,519

Netherlands — 6.7%
Heineken NV	83,147	7,689,635
Koninklijke Philips NV(b)	129,215	6,114,582

		13,804,217

Singapore — 4.3%
DBS Group Holdings Ltd.	300,000	4,597,491
United Overseas Bank Ltd.	302,500	4,337,488

		8,934,979

Sweden — 2.7%
Tele2 AB, B Shares	393,241	5,581,725

Switzerland — 12.4%
Nestlé SA, Registered Shares	79,783	9,609,634
Novartis AG, Registered Shares	118,685	10,229,108
SGS SA, Registered Shares	2,172	5,628,553

		25,467,295

Taiwan — 4.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	622,000	9,065,701

United Kingdom — 30.1%
AstraZeneca PLC	41,630	4,620,960

Security	Shares	Value

United Kingdom (continued)
BAE Systems PLC	1,430,557	$9,931,079
British American Tobacco PLC	214,843	7,241,321
Diageo PLC	222,631	7,438,386
GlaxoSmithKline PLC	279,956	5,468,496
Reckitt Benckiser Group PLC	64,909	6,515,524
RELX PLC	365,408	8,216,198
Unilever PLC	211,691	12,515,630

		61,947,594

United States — 2.5%
Amcor PLC, CDI	456,596	5,093,415

Total Common Stocks — 96.5% (Cost: $177,517,663)		198,841,624

Preferred Securities

Preferred Stocks — 2.6%

China — 2.6%
Xiaoju Kuaizhi, Inc., Series A-17 (Acquired 07/28/15, cost $2,770,046)(a)(b)(c)	101,000	5,376,230

Total Preferred Securities — 2.6% (Cost: $2,770,046)		5,376,230

Total Long-Term Investments — 99.1% (Cost: $180,287,709)		204,217,854

Short-Term Securities(d)(e)

Money Market Funds — 0.8%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.04%	1,511,907	1,511,907

Total Short-Term Securities — 0.8% (Cost: $1,511,907)		1,511,907

Total Investments — 99.9% (Cost: $181,799,616)		205,729,761

Other Assets Less Liabilities — 0.1%		278,987

Net Assets — 100.0%		$206,008,748

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)	Non-income producing security.
(c)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $7,895,749, representing 3.8% of its net assets as of period end, and an original cost of $10,193,862.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 05/31/20	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/20	Shares Held at 08/31/20	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$2,002,612	$—	$(490,705	)(a)	$—	$—	$1,511,907	1,511,907	$128	$—

(a)	Represents net amount purchased (sold).

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Schedule of Investments (unaudited) (continued) August 31, 2020	BlackRock International Dividend Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above:

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Australia	$—	$9,764,336	$—	$9,764,336
Canada	18,395,642	—	—	18,395,642
Denmark	—	7,567,339	—	7,567,339
Finland	—	6,059,549	—	6,059,549
France	—	17,596,123	—	17,596,123
Germany	—	7,044,190	—	7,044,190
India	—	—	2,519,519	2,519,519
Netherlands	—	13,804,217	—	13,804,217
Singapore	—	8,934,979	—	8,934,979
Sweden	—	5,581,725	—	5,581,725
Switzerland	—	25,467,295	—	25,467,295
Taiwan	—	9,065,701	—	9,065,701
United Kingdom	—	61,947,594	—	61,947,594
United States	—	5,093,415	—	5,093,415
Preferred Securities	—	—	5,376,230	5,376,230
Short-Term Securities
Money Market Funds	1,511,907	—	—	1,511,907

	$19,907,549	$177,926,463	$7,895,749	$205,729,761

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Schedule of Investments (unaudited) (continued) August 31, 2020	BlackRock International Dividend Fund

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Preferred Stocks	Total
Assets
Opening Balance, as of May 31, 2020	$2,094,797	$5,139,890	$7,234,687
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Other	—	—	—
Net realized gain (loss)	—	—	—
Net change in unrealized appreciation (depreciation)(a)	424,722	236,340	661,062
Purchases	—	—	—
Sales	—	—	—

Closing Balance, as of August 31, 2020	$2,519,519	$5,376,230	$7,895,749

Net change in unrealized appreciation (depreciation) on investments still held at August 31, 2020(a)	$424,722	$236,340	$661,062

(a) Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at August 31, 2020, is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) to determine the value of certain of the Fund’s Level 3 investments as of period end.

	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized(a)
Assets
Common Stocks	$2,519,519	Market	Revenue Multiple	8.50x
Preferred Securities	5,376,230	Market	Revenue Multiple	2.75x

	$7,895,749

(a) A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value

Portfolio Abbreviation

CDI	CREST Depository Interest

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